The company (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) clinicalProductCandidate subsidiary	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Company Information [Abstract]
Number of clinical product candidates | clinicalProductCandidate	7
Net income (loss)	€ (7,570)	€ (58,103)	€ (52,809)	[1]
Total equity	€ 51,901	€ 54,151	€ 107,440		€ 155,976
Number of subsidiaries | subsidiary	1

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.